Summary of Significant Accounting Policies (Details) - Schedule of estimated residual value of the assets	12 Months Ended
Dec. 31, 2022
Vehicles [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated residual value of the assets [Line Items]
Estimated useful life of assets	4 years
Vehicles [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated residual value of the assets [Line Items]
Estimated useful life of assets	5 years
Electronic Equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated residual value of the assets [Line Items]
Estimated useful life of assets	1 year
Electronic Equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated residual value of the assets [Line Items]
Estimated useful life of assets	5 years
Machinery and Equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated residual value of the assets [Line Items]
Estimated useful life of assets	5 years
Other equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated residual value of the assets [Line Items]
Estimated useful life of assets	5 years